Income Taxes - Summary of Detailed Information About Unrecognized Deferred Tax Assets (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [line Items]
Unused tax losses for which no deferred tax asset recognised	SFr 144,858	SFr 136,361
Within one year [member]
Disclosure Of Income Tax [line Items]
Unused tax losses for which no deferred tax asset recognised	7,833	33,389
Later than one year and not later than five years [member]
Disclosure Of Income Tax [line Items]
Unused tax losses for which no deferred tax asset recognised	70,009	53,506
More than five years [member]
Disclosure Of Income Tax [line Items]
Unused tax losses for which no deferred tax asset recognised	SFr 67,016	SFr 49,466